Commitments and Contingencies - Additional Information (Details) - USD ($)			12 Months Ended
	Jan. 27, 2023	May 13, 2022	Dec. 31, 2022
Loss Contingencies [Line Items]
Repayment of long term debt			$ 189,105,000
Loss contingency			$ 11,700,000
Class A Common Stock
Loss Contingencies [Line Items]
Shares issued in business acquisitions, shares		7,781,723
Additional shares owed in business combination		4,400,000
Class A Common Stock | Convertible Promissory Note
Loss Contingencies [Line Items]
Shares issued in business acquisitions, shares			5,881,723
GPO FN Noteholder LLC
Loss Contingencies [Line Items]
Repayment of long term debt		$ 50,000,000
Subsequent Event | Convertible Promissory Note
Loss Contingencies [Line Items]
Debt instrument amount	$ 46,794
Annual effective interest rate	7.50%
Converted instrument, Rate	120.00%
Debt instrument, term	5 years
Subsequent Event | Class A Common Stock
Loss Contingencies [Line Items]
Shares issued in business acquisitions, shares	5,881,723
Subsequent Event | Class A Common Stock | Convertible Promissory Note
Loss Contingencies [Line Items]
Conversion price	$ 8.28